GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
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. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2020	$412,486
Acquired goodwill	21,291
Foreign currency translation adjustment	242

Balance at December 31, 2021	434,019
Acquired goodwill	60
Allocation to intangible assets related to 2021 acquisition	(596)
Foreign currency translation adjustment	(2,772)

Balance at December 31, 2022	$430,711

Intangible assets are comprised of the
following:

December 31,	Estimated Useful Lives	2022	2021
Indefinite lived intangible assets—Trade names, trademarks, and distribution rights		$154,086	$158,389
Finite lived intangible assets:
Customer relationships	7-18 years	83,943	86,526
Patented and unpatented technology	7 years	1,611	1,721
Trade name	10 years	1,150	1,150
Accumulated amortization		(65,599)	(60,890)

Finite lived intangible assets, net		21,105	28,507

		$175,191	$186,896

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2022, 2021, and 2020, were $4,709, $5,561, and $5,945, respectively.

Based on the finite lived intangible assets recorded at December 31, 2022, annual amortization for the next five years is expected to approximate the following:

2023	$3,200
2024	$3,000
2025	$3,000
2026	$2,800
2027	$1,500